SUMMARY OF PRINCIPAL ACCOUNTING POLICIES - Revenue recognition - Contract assets and liabilities (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Contract Assets
Accounts receivables, unbilled	$ 57,770	$ 37,244
Contract Liabilities
Advances from customers	334,943	135,512
Other current liabilities	71,808	98,494
Contract liability	406,751	$ 234,006
Revenue recognized from beginning balance of contract liabilities	219,836
Contract liabilities expected to be recognized	$ 406,751